Fair Value of Financial Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 232,435	$ 187,831	$ 271,097	$ 257,868
Restricted cash	2,631	2,041	6,011
Accounts receivable, net	99,578	86,219
Investments in available-for-sale securities	7,280	7,660
Loan receivable from affiliate companies	5,491	2,660
Long-term receivable from affiliate companies	7,167	5,144
Accounts payable	(69,368)	(51,692)
Senior and ship mortgage notes, including premium	1,375,000	1,293,156
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	232,435	187,831
Restricted cash	2,631	2,041
Accounts receivable, net	99,578	86,219
Investments in available-for-sale securities	7,280	7,660
Loan receivable from affiliate companies	5,491	2,660
Long-term receivable from affiliate companies	7,167	5,144
Accounts payable	69,368	51,692
Capital lease obligations, including current portion	(23,194)	(23,759)
Senior and ship mortgage notes, including premium	(1,375,000)	(1,293,156)
Long-term debt, including current portion	(249,712)	(218,093)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	232,435	187,831
Restricted cash	2,631	2,041
Accounts receivable, net	99,578	86,219
Investments in available-for-sale securities	7,280	7,660
Loan receivable from affiliate companies	5,491	2,660
Long-term receivable from affiliate companies	7,167	5,144
Accounts payable	69,368	51,692
Capital lease obligations, including current portion	(23,194)	(23,759)
Senior and ship mortgage notes, including premium	(1,433,023)	(1,326,897)
Long-term debt, including current portion	$ (249,712)	$ (218,093)